Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.45%	11.94%	10.21%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.65%	8.56%	7.13%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.62%	8.46%	7.28%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	23.00%	12.24%	10.08%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.33%	13.44%	11.10%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	24.56%	12.75%	10.41%